Income Taxes (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 30, 2014	Dec. 29, 2013		Dec. 28, 2014		Dec. 29, 2013		Dec. 30, 2012	Jan. 01, 2012
Tax Credit Carryforward [Line Items]
U.S. statutory rate				35.00%		35.00%		35.00%
Other Tax Benefit	$ (398)	$ (707)		$ (400)
Deferred Tax Assets, Other		1,508	[1]	1,128	[1]	1,508	[1]
Deferred Tax Assets, Valuation Allowance		187		172		187
Unrecognized tax benefits		2,729		2,465		2,729		3,054	2,699
Unrecognized Tax Benefits, Interest on Income Taxes Expense				12		40		41
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		$ 412		$ 298		$ 412
OCD [Member]
Tax Credit Carryforward [Line Items]
U.S. statutory rate				44.00%

[1]	The $1,128 million in 2014 was net of a valuation allowance related to Belgium of $172 million. The $1,508 million in 2013 was net of a valuation allowance related to Belgium of $187 million.